FI - Gains/losses on financial instruments (Details 11) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	SFr 1,450	SFr 638	SFr 1,198
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(51)	304	397
Net gains/(losses) of which related to credit risk - on assets	(3)	2	1
Loans
Gains (losses) on financial instruments
Net gains/(losses)	163	443	510
Net gains/(losses) of which related to credit risk - on assets	(239)	(13)	(181)
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	246	519	489
Net gains/(losses) of which related to credit risk - on assets	(202)	133	(106)
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(44)	(22)	(10)
Net gains/(losses) of which related to credit risk - on liabilities	(1)	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(156)	(43)	(58)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	1,916	98	(687)
Net gains/(losses) of which related to credit risk - on liabilities	1	2	0
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	6,935	(3,005)	(2,294)
Net gains/(losses) of which related to credit risk - on liabilities	3	0	11
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	54	171	(20)
Net gains/(losses) of which related to credit risk - on liabilities	(164)	71	(15)
Bank | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	1,450	638	1,198
Bank | Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(51)	304	397
Net gains/(losses) of which related to credit risk - on assets	(3)	2	1
Bank | Loans
Gains (losses) on financial instruments
Net gains/(losses)	163	443	510
Net gains/(losses) of which related to credit risk - on assets	(239)	(13)	(181)
Bank | Other assets
Gains (losses) on financial instruments
Net gains/(losses)	246	519	489
Net gains/(losses) of which related to credit risk - on assets	(202)	133	(106)
Bank | Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(44)	(22)	(10)
Net gains/(losses) of which related to credit risk - on liabilities	(1)	0	0
Bank | Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(156)	(43)	(58)
Bank | Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	1,916	98	(687)
Net gains/(losses) of which related to credit risk - on liabilities	1	2	0
Bank | Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	6,767	(2,644)	(2,349)
Net gains/(losses) of which related to credit risk - on liabilities	3	0	11
Bank | Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	54	171	(20)
Net gains/(losses) of which related to credit risk - on liabilities	SFr (164)	SFr 71	SFr (15)